Debt - Schedule of Future Minimum Finance Lease Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Finance Lease Paymentst [Abstract]
December 31, 2026 (remainder of year)	$ 120,000	$ 266,000
December 31, 2027	190,000	190,000
December 31, 2028	190,000	190,000
December 31, 2029	191,000	190,000
December 31, 2030	74,000	74,000
Total future minimum finance lease payments	765,000	910,000
Less: imputed interest	(99,000)	(126,000)
Less: Current portion	(173,000)	(215,000)
Long-term portion	$ 493,000	$ 569,000